UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  3/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2014

1-855-881-2381

www.cwcfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the six months ended March 31, 2014, as compared to its benchmark:

	Six Month	One Year	Three Year	Since Inception **
CWC Small Cap Aggressive Value Fund - Institutional Class	5.03%	20.71%	4.75%	7.37%
CWC Small Cap Aggressive Value Fund - Retail Class	4.89%	20.33%	4.45%	7.03%
Russell 2000 Total Return Index ***	9.94%	24.90%	13.18%	14.79%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund's prospectus dated January 28, 2014 are 1.35% and 1.60% for the Institutional Class and Retail Class, respectively.  For performance information current to the most recent month-end, please call 1-855-881-2381.

** Inception date is December 31, 2010.

*** The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2014

Top Ten Holdings by Industry			% of Net Assets
Commercial Services			12.2%
Pharmaceuticals			5.8%
Semiconductors			5.4%
Internet			4.8%
Oil & Gas			4.6%
Oil & Gas Services			4.3%
Insurance			4.2%
Computers			3.7%
REITS			3.6%
Telecommunications			3.6%
Other Industries (Common Stock)			45.5%
Other, Cash & Cash Equivalents			2.3%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 97.7%
	AEROSPACE/DEFENSE - 2.9%
13,148	Orbital Sciences Corp. *	$ 366,829

	APPAREL - 2.7%
9,232	Skechers U.S.A., Inc. - Cl. A *	337,337

	BANKS - 3.3%
7,790	Columbia Banking Systems, Inc.	222,171
10,233	Umpqua Holdings Corp.	190,743
		412,914
	BIOTECHNOLOGY - 2.4%
3,265	United Therapeutics Corp. *	307,008

	CHEMICALS - 2.8%
9,317	Kraton Performance Polymers, Inc. *	243,546
9,407	Landec Corp. *	104,982
		348,528
	COMMERCIAL SERVICES - 12.2%
18,953	Acacia Research Corp.	289,602
16,343	AMN Healthcare Services, Inc. *	224,553
8,789	Apollo Education Group, Inc. - Cl. A *	300,935
26,741	Performant Financial Corp. *	242,006
9,322	TeleTech Holding, Inc. *	228,482
29,606	TravelCenters of America LLC *	241,289
		1,526,867
	COMPUTERS - 3.7%
14,048	Silver Spring Networks, Inc. *	244,154
3,752	Synaptics, Inc. *	225,195
		469,349
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,303	Affiliated Managers Group, Inc. *	260,665

	ELECTRIC - 1.8%
4,224	Allete, Inc.	221,422

	ELECTRONICS - 2.2%
7,577	FLIR Systems, Inc.	272,772

	ENGINEERING & CONSTRUCTION - 2.5%
10,873	Tutor Perini Corp. *	311,729

	FOOD - 1.5%
2,992	Cal-Maine Foods, Inc.	187,838

	HEALTHCARE-PRODUCTS - 0.4%
4,397	Cutera, Inc. *	49,202

	HEALTHCARE-SERVICES - 2.0%
2,460	Covance, Inc. *	255,594

	HOME FURNISHINGS - 2.1%
14,794	Select Comfort Corp. *	267,476

	INSURANCE - 4.2%
9,515	Montpelier Re Holdings Ltd.	283,166
15,702	OneBeacon Insurance Group Ltd. - Cl. A	242,753
		525,919
	INTERNET - 4.8%
11,693	Liquidity Services, Inc. *	304,603
25,255	Move, Inc. *	291,948
		596,551
	INVESTMENT COMPANIES - 2.0%
23,495	Prospect Capital Corp.	253,746

	METAL FABRICATE - 1.9%
12,393	Dynamic Materials Corp.	235,963

	MINING - 1.6%
89,787	Thompson Creek Metals Co., Inc. *	195,736

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	OIL & GAS - 4.6%
2,317	Gulfport Energy Corp. *	$ 164,924
32,234	Miller Energy Resources, Inc. *	189,536
36,301	Pengrowth Energy Corp.	220,710
		575,170
	OIL & GAS SERVICES - 4.3%
10,549	C&J Energy Services, Inc. *	307,609
10,022	Helix Energy Solutions Group, Inc. *	230,306
		537,915
	PHARMACEUTICALS - 5.8%
8,910	Auxilium Pharmaceuticals, Inc. *	242,174
3,676	Questcor Pharmaceuticals, Inc.	238,683
41,225	Vivus, Inc. *	244,876
		725,733
	REAL ESTATE - 2.2%
2,378	Jones Lang LaSalle, Inc.	281,793

	REITS - 3.6%
16,439	Capstead Mortgage Corp.	208,118
12,853	Terreno Realty Corp.	243,050
		451,168
	RETAIL - 3.4%
7,055	Kirkland's, Inc. *	130,447
3,607	Nu Skin Enterprises, Inc.	298,840
		429,287
	SAVINGS & LOANS - 1.4%
14,139	Capitol Federal Financial, Inc.	177,444

	SEMICONDUCTORS - 5.4%
48,126	LTX-Credence Corp. *	428,803
14,290	Omnivision Technologies, Inc. *	252,933
		681,736
	SOFTWARE - 2.2%
8,183	Synchronoss Technologies, Inc. *	280,595

	TELECOMMUNICATIONS - 3.6%
10,441	Oplink Communications, Inc. *	187,520
21,481	Ruckus Wireless, Inc. *	261,209
		448,729
	TRANSPORTATION - 2.1%
26,943	Nordic American Tankers, Ltd.	265,119

	TOTAL COMMON STOCK (Cost - $9,697,421)	12,258,134

	SHORT-TERM INVESTMENTS - 1.2%
145,600	Dreyfus Cash Management, 0.03% **	145,600
	TOTAL SHORT-TERM INVESTMENTS (Cost - $145,600)

	TOTAL INVESTMENTS - 98.9% (Cost - $9,843,021) (a)	$ 12,403,734
	OTHER ASSETS LESS LIABILITIES - 1.1%	136,234
	NET ASSETS - 100.0%	$ 12,539,968

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,826,879 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,225,436
	Unrealized depreciation:	(648,581)
	Net unrealized appreciation:	$ 2,576,855

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 9,843,021
At value	$ 12,403,734
Receivable for securities sold	193,167
Dividends and interest receivable	12,535
TOTAL ASSETS	12,609,436

LIABILITIES
Payable for Fund shares repurchased	25,000
Payable for securities purchased	24,968
Fees payable to other affiliates	9,895
Accrued expenses and other liabilities	5,903
Investment advisory fees payable	3,627
Distribution (12b-1) fees payable	75
TOTAL LIABILITIES	69,468
NET ASSETS	$ 12,539,968

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$ 9,901,075
Accumulated net investment loss	(23,973)
Accumulated net realized gain from security transactions	102,125
Net unrealized appreciation of investments	2,560,741
NET ASSETS	$ 12,539,968

NET ASSET VALUE PER SHARE:
Institutional Class Shares:
Net Assets	$ 12,187,251
Shares of beneficial interest outstanding	972,611
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 12.53

Retail Class Shares:
Net Assets	$ 352,717
Shares of beneficial interest outstanding	28,370
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 12.43

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Dividends (net of $1,768 taxes withheld)	$ 72,060
Interest	79
TOTAL INVESTMENT INCOME	72,139

EXPENSES
Investment advisory fees	60,948
Distribution (12b-1) fees:
Retail Class	428
Administrative services fees	13,422
Professional fees	12,597
Accounting services fees	11,769
Compliance officer fees	6,853
Transfer agent fees	3,579
Trustees fees and expenses	3,500
Printing and postage expenses	3,337
Custodian fees	2,494
Registration fees	1,045
Insurance expense	297
Non 12b-1 shareholder servicing fees	201
Miscellaneous expenses	2,206
TOTAL EXPENSES	122,676

Less: Fees waived by the Advisor	(40,610)

NET EXPENSES	82,066

NET INVESTMENT LOSS	(9,927)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	115,028
Net realized loss from foreign currency transactions	(58)
Net change in unrealized appreciation of investments	496,413
Net change in unrealized appreciation of foreign currency translations	28

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	611,411

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 601,484

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
FROM OPERATIONS
Net investment loss	$ (9,927)	$ (20,894)
Net realized gain on investments and foreign currency transactions	114,970	456,480
Net change in unrealized appreciation on investments and foreign currency translations	496,441	2,133,591
Net increase in net assets resulting from operations	601,484	2,569,177

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	-	(19,283)
Retail Class	-	(463)
Net decrease in net assets resulting from distributions to shareholders	-	(19,746)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	175,517	1,775,350
Retail Class	-	46,000
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	-	18,677
Retail Class	-	97
Redemption fee proceeds:
Institutional Class	-	93
Retail Class	-	3
Payments for shares redeemed:
Institutional Class	(542,092)	(556,406)
Retail Class	(292)	(340,075)
Net increase (decrease) in net assets from shares of beneficial interest	(366,867)	943,739

TOTAL INCREASE IN NET ASSETS	234,617	3,493,170

NET ASSETS
Beginning of Period	12,305,351	8,812,181
End of Period	$ 12,539,968	$ 12,305,351
* Includes undistributed net investment loss of:	$ (23,973)	$ (14,046)

SHARE ACTIVITY
Institutional Class:
Shares Sold	14,310	179,712
Shares Reinvested	-	2,021
Shares Redeemed	(44,901)	(52,985)
Net increase (decrease) in shares of beneficial interest outstanding	(30,591)	128,748

Retail Class:
Shares Sold	-	4,821
Shares Reinvested	-	10
Shares Redeemed	(24)	(30,814)
Net decrease in shares of beneficial interest outstanding	(24)	(25,983)

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the
	March 31, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2013		September 30, 2012	September 30, 2011 (1)
Institutional Class
Net asset value, beginning of period	$ 11.93		$ 9.49		$ 8.13	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		0.01	(0.01)
Net realized and unrealized
gain (loss) on investments	0.61		2.48		1.38	(1.86)
Total from investment operations	0.60		2.46		1.39	(1.87)

Less distributions from:
Net investment income	-		(0.02)		(0.03)	-
Total distributions	-		(0.02)		(0.03)	-

Paid-in-Capital From Redemption Fees	-		0.00	(3)	-	-

Net asset value, end of period	$ 12.53		$ 11.93		$ 9.49	$ 8.13

Total return (4)	5.03%	(5)	26.01%		17.06%	(18.70)%	(5)

Net assets, at end of period (000s)	$ 12,187		$ 11,969		$ 8,299	$ 5,889

Ratio of gross expenses to average
net assets (6)	2.01%	(7)	1.94%		3.25%	4.63%	(7)
Ratio of net expenses to average
net assets	1.34%	(7)	1.34%		1.34%	1.34%	(7)
Ratio of net investment income
to average net assets (6)	(0.16)%	(7)	(0.16)%		0.11%	(0.18)%	(7)

Portfolio Turnover Rate	18%	(5)	43%		31%	31%	(5)

(1)	The CWC Small Cap Aggressive Value Fund's Institutional Class shares commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the
	March 31, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2013		September 30, 2012	September 30, 2011 (1)
Retail Class
Net asset value, beginning of period	$ 11.85		$ 9.44		$ 8.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.04)		0.02	(0.03)
Net realized and unrealized
gain (loss) on investments	0.60		2.46		1.34	(1.87)
Total from investment operations	0.58		2.42		1.36	(1.90)

Less distributions from:
Net investment income	-		(0.01)		(0.02)	-
Total distributions	-		(0.01)		(0.02)	-

Paid-in-Capital From Redemption Fees	-		0.00	(3)	-	-

Net asset value, end of period	$ 12.43		$ 11.85		$ 9.44	$ 8.10

Total return (4)	4.89%	(5)	25.64%		16.78%	(19.00)%	(5)

Net assets, at end of period (000s)	$ 353		$ 337		$ 513	$ 196

Ratio of gross expenses to average
net assets (6)	2.26%	(7)	2.17%		3.46%	5.46%	(7)
Ratio of net expenses to average
net assets	1.59%	(7)	1.59%		1.59%	1.59%	(7)
Ratio of net investment income
to average net assets (6)	(0.41)%	(7)	(0.41)%		0.20%	(0.42)%	(7)

Portfolio Turnover Rate	18%	(5)	43%		31%	31%	(5)

(1)	The CWC Small Cap Aggressive Value Fund's Retail Class shares commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The CWC Small Cap Aggressive Value Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on December 31, 2010.

The Fund currently offers two classes of shares: Retail Class and Institutional Class shares. Retail Class and Institutional Class shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,258,134	$ -	$ -	$ 12,258,134
Short-Term Investments	145,600	-	-	145,600
Total	$ 12,403,734	$ -	$ -	$ 12,403,734

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually in December. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Concentration of Risk –- Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years of 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund make significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,207,647 and $2,591,239 respectively.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

CWC Advisors, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended March 31, 2014 the Advisor earned $60,948 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.59% and 1.34% of the daily average net assets attributable to the Retail Class and Institutional Class shares, respectively (the “Expense Limitation”).  For the six months ended March 31, 2014, the Advisor waived fees in the amount of $40,610.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2014, the total amount of expense reimbursement subject to recapture

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

is $374,581, of which $137,650 will expire on September 30, 2014, $133,134 will expire on September 30, 2015, $63,187 will expire on September 30, 2016 and $40,610 will expire on September 30, 2017.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Retail Class shares (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund pays 0.25% per year of the average daily net assets of the Retail Class shares for such distribution and shareholder service activities. The Plan is a compensation plan, which means that compensation is provided regardless of the expenses incurred.  For the six months ended March 31, 2014, the Fund incurred distribution fees of $428 for Retail Class shares pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended September 30, 2013 and September 30, 2012 was as follows:

	Fiscal Year Ended September 30, 2013	Fiscal Year Ended September 30, 2012
Ordinary Income	$ 19,746	$ 19,006
Long - Term Capital Gain	-	-
	$ 19,746	$ 19,006

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Differences	Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ (43,033)	$ 2,080,442	$ 2,037,409

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $43,033.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclassification of ordinary distributions and net operating losses, and adjustment for return of capital distributions, resulted in reclassification for the period ended September 30, 2013 as follows:

Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$ -	$ 18,194	$ (18,194)

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended March 31, 2014, the Fund did not assess any redemption fees.

7.  CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, Constellation Trust Co. held 49.71% of the voting securities for the benefit of others.

8. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

CWC Small Cap Aggressive Value Fund* - CWC Advisors, LLC

 In connection with the regular meeting held on November 11-12, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between CWC Advisors, LLC  (“CWC Advisors”) and the Trust, with respect to the CWC Small Cap Aggressive Value Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.   The Trustees noted that CWC Advisors was founded in 2002 along with its parent Cleland Woolworth Capital Group, and manages approximately $87 million in assets and provides portfolio management services to high net worth individuals, institutional clients and the Fund.  The Board reviewed the background information on the key investment personnel responsible for servicing the Fund and expressed its satisfaction with their broad range of experience in investment management, portfolio construction, corporate management, research analysis, and operations.  The Trustees considered the longevity of CWC Advisors’ investment team, noting it has provided research, analysis, security selection, compliance and marketing services for nearly 8 years.  They noted that CWC Advisors utilizes a disciplined process of screening; fundamental analysis, historical trends, and risk management, to determine a stock’s appropriate entry price as well as determining a 24-36 month price target, and utilizes research received from corporate management, industry experts, financial analysts and corporate competitors which is also analyzed and applied to their security selection process.  While not all strategy risks can be eliminated, the Board noted CWC Advisors identified market volatility associated with the Fund’s concentrated small cap portfolio of approximate 50 stocks, as a key risk and a mitigation process that involves strict adherence to portfolio construction guidelines including the monitoring of initial position size, maximum position size, and sector and industry weightings.  The Board reviewed CWC Advisors’ broker-dealer selection process and noted it uses broker dealers associated with quality research analysts for their trade execution, which CWC Advisors believes adds additional value.  The Trustees noted favorably that no material compliance or litigation issues were reported since the last contract approval.  With respect to CWC Advisors’ financial solvency, the Trustees considered that the balance sheet provided reflects limited assets, but agreed that in light of the guarantee from the parent company this was not a concern.  The Board was satisfied that CWC Advisors has brought a satisfactory level of service to the Fund and expects it to continue to deliver high quality service to the Fund for the benefit of the shareholders.

Performance.  The Trustees noted the Fund’s positive returns over the one year (25.95%) and since inception periods (6.48%). They further noted that the Fund is ranked 78 out of 663 in its category by Morningstar for the year.  They considered, however, that despite the positive returns, the Fund underperformed relative to its peer group (28.81% and 13.46%, respectively) and Morningstar category (28.79% and 12.65%) over each period.  The Trustees discussed the Fund’s performance since inception and agreed that CWC Advisors has shown the ability to provide capital appreciation and meet its broad objective.  They noted that CWC Advisors recently adjusted its investment process (initial position size and industry weightings) to respond to the underperformance, and based on the longer track record of the CWC Advisors small cap composite, believes that CWC Advisors can perform well over a full market cycle.  The Trustees reviewed the upside/downside capture ratios for the Fund and noted that although it appears to have captured more of the downside than the benchmark, its upside capture ratio is in line with peers. They agreed that CWC Advisors must improve its downside capture in order to realize stronger performance in the future.  After discussion, the Trustees agreed that the CWC Advisors has met the Fund’s objective of capital appreciation and its performance is reasonable.

Fees and Expenses.  The Trustees noted that the Fund charges a 1.00% management fee, and that this is higher than the Morningstar category average (0.80%) and the average fee charged by the funds in the Fund’s peer group (0.93%).  They considered, however, that the fee is within the range of fees of the Morningstar category (0.00% - 2.00%) and the peer group (0.67% - 1.15%). Additionally, they noted the advisory fee is lower than the fee charged by CWC Advisors to its other clients.  After discussion, the Trustees concluded that the fee appears to be reasonable.

Economies of Scale.  The Trustees noted that CWC Advisors indicated that it is amenable to a discussion of breakpoints in the future, but noted that the Fund’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of the Fund, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited at the next renewal and as the size of the Fund materially increases.

Profitability. The Board considered the profits realized by the CWC Advisors in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund.  The Board also considered the benefits realized by the CWC Advisors from other activities related to the Fund, and noted that the CWC Advisors receives soft dollars related to research expenses.  The Board concluded that, based on the profitability analysis provided by the CWC Advisors, it waived more than half of its fees and realized a net loss in connection with its relationship with the Fund.

Conclusion.  Having requested and received such information from the CWC Advisors as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the shareholders of the CWC Small Cap Aggressive Value Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

CWC SMALL CAP AGGRESSIVE VALUE FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period*	Ending Account Value 3/31/14	Expenses Paid During Period*

Institutional Class	1.34%	$1,000.00	$1,050.30	$6.85	$1,018.25	$6.74
Retail Class	1.59%	$1,000.00	$1,048.90	$8.12	$1,017.00	$8.00

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2381 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2381.

INVESTMENT ADVISOR

CWC Advisors, LLC

5800 SW Meadows Road, Suite 230

Lake Oswego, OR 97035

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/9/14